PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 140,308	$ 153,159
Depreciation expense	13,786	15,195
Aggregate investment grants recieved	$ 285,000	$ 285,000